Cover	Nov. 16, 2021	Nov. 09, 2021	Oct. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	PFSWEB INC
Entity Central Index Key	0001095315
Entity Emerging Growth Company		false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PFSW
Security Exchange Name	NASDAQ
Entity File Number		000-28275
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		75-2837058
Entity Address, Address Line One			505 MILLENNIUM DRIVE
Entity Address, City or Town			ALLEN
Entity Address, State or Province			TX
Entity Address, Postal Zip Code		75013
City Area Code			972
Local Phone Number			881-2900
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false